Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
6.	Long-term Debt

1)     Note Payable to the West Virginia Development Office
In March 2007, the Company obtained an 8-year loan in the amount of $ 685,000 from the West Virginia Development Office.  The note bears interest at 3% providing for 96 monthly principal and interest payments of $ 8,035 through April 2015, at which time the note is due and payable. The note is secured by equipment costing $ 1,057,167.

2)     Note Payable to the West Virginia Economic Development Authority
In August 2009, the Company obtained a 10-year loan in the amount of $ 242,631 from the West Virginia Economic Development Authority.  The note bears interest at 4% providing for 120 monthly principal and interest payments of $ 2,457 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $ 569,812.

3)     Note Payable to the West Virginia Infrastructure and Jobs Development Council
In August 2009, the Company obtained a 10-year loan in the amount of $ 242,630 from the West Virginia Infrastructure and Jobs Development Council.  The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $ 2,371 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $ 569,812.

4)     Note Payable to the West Virginia Economic Development Authority
In October 2010, the Company issued a 10-year note in the amount of $ 900,000 from the West Virginia Economic Development Authority. The note bears interest at 3.26% providing for 120 monthly principal and interest payments of $ 8,802 through October 2020, at which time the note is due and payable. The note is secured by equipment costing $ 997,248.

5)     Note Payable to the West Virginia Infrastructure and Jobs Development Council
In December 2010, the Company issued a 10-year note in the amount of $ 900,000 from the West Virginia Infrastructure and Jobs Development Council.  The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $ 8,781 through December 2020, at which time the note is due and payable. The note is secured by equipment costing $ 1,098,249.

6)     Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board
In March 2012, the Company issued an 18-month note in the amount of $ 290,000 from the West Virginia Jobs Investment Trust Board.  The note bears interest at 6% providing for monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013. The note includes a stock warrant for 72,500 shares (see Note 9, Stock Warrants).  On September 3, 2013, the Company and the West Virginia Jobs Investment Trust Board entered into a Loan Modification Agreement whereby the maturity date changed from September 14, 2013 to $ 100,000 due on December 15, 2013, $ 100,000 due on March 15, 2014 and the remaining $ 90,000 due on June 15, 2014. An executive member of the West Virginia Jobs Investment Trust Board is a board member of the Company.

7)     Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board
In April 2012, the Company issued a 3-month note in the amount of $ 400,000 from the West Virginia Jobs Investment Trust Board.  The note bears interest at 10% providing for monthly interest-only payments starting May 2012 through June 2012, then final interest and principal payments due July 2012. The note includes a stock warrant for 88,889 shares (see Note 9, Stock Warrants).  On June 18, 2012, the West Virginia Jobs Investment Trust Board signed an addendum to the note agreeing to extend the maturity date by 90 days to October 15, 2012.  On March 11, 2013, the West Virginia Jobs Investment Trust Board approved an additional deferral of principal and interest until May 15, 2013 and reduced the price of converting into common shares to $ 0.50 per share. The West Virginia Jobs Investment Trust Board further extended the maturity date until October 15, 2013.  Subsequent to the balance sheet date, the West Virginia Jobs Investment Trust Board further extended the maturity date until November 29, 2013, with a $ 100,000 principal payment due on or before November 15, 2013.  An executive member of the West Virginia Jobs Investment Trust Board is a board member of the Company.

8)     Convertible Promissory Note Payable to the West Virginia High Technology Consortium Foundation
In May 2012, the Company issued a 30-month note in the amount of $ 200,000 from the West Virginia High Technology Consortium Foundation.  The note bears interest at 8% providing for 25 monthly principal and interest payments of $ 9,001 starting December 2012 through November 2014, then final interest and principal payments due December 2014. The note is secured by 50% of equipment costing $ 447,320.

9)     Note Payable to the West Virginia Economic Development Authority
In June 2012, the Company issued a 10-year note in the amount of $ 200,000 from the West Virginia Economic Development Authority.  The note bears interest at 2% providing for 120 monthly principal and interest payments of $ 1,840 through June 2022, at which time the note is due and payable. The note is secured by 50% of equipment costing $ 447,320.

10)   Capital Leases
From time to time, in the normal course of business, the Company enters into capital leases to finance equipment.  As of September 30, 2013, the Company had four capital lease obligations outstanding with imputed interest rates ranging from 2.9% to 8.0%.  The leases require 36 monthly payments and begin to expire in March 2013 through May 2015.  These leases are secured by equipment with an aggregate cost of $560,195.  As of September 30, 2013, the Company was in arrears on all four capital leases.

11)   Bridge Notes
In July and September 2013, the Company issued convertible debentures to eighteen (18) accredited investors.  The convertible 1-year promissory notes bear simple interest at 10% and are due and payable on the anniversary date on an aggregate principal amount equal to $ 1,769,500 and include stock warrants in aggregate of 1,327,125 shares (see Note 9, Stock Warrants.)  The Bridge Notes and all accrued unpaid interest thereon shall automatically convert into a subsequent offering by the Company at a rate of two shares of the Company’s common stock and a) a 1-year warrant to purchase two shares of common stock at an exercise price of $0.50 per share for each $1 invested and b) a 5-year warrant to purchase one share of common stock exercisable at $0.75 per share for each $1.00 invested or on such other terms and conditions as may be determined by the Company; provided however that such terms shall be consistent with the terms of the subsequent offering.  The Company issued three (3) notes to a director of the Company in aggregate of $ 1,115,000 and stock warrants in aggregate of 836,250 shares. Subsequent to the balance sheet date, the Bridge Notes converted into common stock (see Note 15, Subsequent Events.)

Total debt outstanding as of September 30, 2013 and December 31, 2012 are as follows:

		September 30, 2013	December 31, 2012
1)	Note Payable to the WV Development Office	$155,967	$258,497
2)	Note Payable to the WVEDA	155,099	179,728
3)	Note Payable to the WVIJDC	152,935	177,894
4)	Note Payable to the WVEDA	667,128	756,217
5)	Note Payable to the WVIJDC	679,766	768,259
6)	Note Payable to the WVJITB	290,000	275,045
7)	Note Payable to the WVJITB	400,000	400,000
8)	Note Payable to the WVHTCF	128,086	191,373
9)	Note Payable to the WVEDA	177,129	196,983
10)	Capital Leases	182,439	253,519
11)	Bridge Notes	1,747,803	-
	Total	4,736,352	3,457,515
	Less: current portion	(3,037,991)	(1,374,489)
	Long-term portion	$1,698,361	$2,083,026

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2012 (payment in arrears)	$17,296
2013	$698,226
2014	$2,440,570
2015	$289,917
2016	$253,577
2017	$262,002
2018 & Thereafter	$774,764

5. Long-term Debt
1)     Note Payable to the West Virginia Development Office
In March 2007, the Company obtained an 8-year loan in the amount of $ 685,000 from the West Virginia Development Office. The note bears interest at 3% providing for 96 monthly principal and interest payments of $ 8,035 through April 2015, at which time the note is due and payable. The note is secured by equipment. As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Development Office approved a deferral of principal and interest until January 31, 2013. On March 11, 2013, the West Virginia Development Office approved an additional deferral of principal and interest until March 31, 2013.

2)     Note Payable to Finance Company
In July 2007, the Company obtained a 5-year loan in the amount of $ 28,726 from a finance company. The note bears interest at 6.99% with monthly principal and interest payments of $ 569 through July 2012. The note was secured by a vehicle. The note was paid in full on July 11, 2012.

3)     Note Payable to the West Virginia Economic Development Authority
In August 2009, the Company obtained a 10-year loan in the amount of $242,631 from the West Virginia Economic Development Authority. The note bears interest at 4% providing for 120 monthly principal and interest payments of $2,457 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812. As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Economic Development Authority approved a deferral of principal and interest until January 31, 2013. On March 8, 2013, the West Virginia Economic Development Authority approved an additional deferral of principal and interest until March 31, 2013.

4)     Note Payable to the West Virginia Infrastructure and Jobs Development Council
In August 2009, the Company obtained a 10-year loan in the amount of $242,630 from the West Virginia Infrastructure and Jobs Development Council. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $2,371 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812. As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Infrastructure and Jobs Development Council approved a deferral of principal and interest until January 31, 2013. On March 11, 2013, the West Virginia Infrastructure and Jobs Development Council approved an additional deferral of principal and interest until March 31, 2013.

5)     Note Payable to the West Virginia Economic Development Authority
In October 2010, the Company obtained a 10-year note in the amount of $900,000 from the West Virginia Economic Development Authority. The note bears interest at 3.26% providing for 120 monthly principal and interest payments of $8,802 through October 2020, at which time the note is due and payable. The note is secured by equipment costing $997,248. As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Economic Development Authority approved a deferral of principal and interest until January 31, 2013. On March 8, 2013, the West Virginia Economic Development Authority approved an additional deferral of principal and interest until March 31, 2013.

6)     Note Payable to the West Virginia Infrastructure & Jobs Development Council
In December 2010, the Company obtained a 10-year note in the amount of $900,000 from the West Virginia Infrastructure & Jobs Development Council. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $8,781 through December 2020, at which time the note is due and payable. The note is secured by equipment costing $1,098,249. As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Infrastructure and Jobs Development Council approved a deferral of principal and interest until January 31, 2013. On March 11, 2013, the West Virginia Infrastructure and Jobs Development Council approved an additional deferral of principal and interest until March 31, 2013.

7)      Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board
In March 2012, the Company issued an 18-month note in the amount of $290,000 from the West Virginia Jobs Investment Trust Board. The note bears interest at 6% providing for monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013. The note includes a stock warrant for 72,500 shares (see Note 9, Stock Warrants). As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Jobs Investment Trust Board approved an extension of the Company’s interest payments until January 15, 2013. On March 11, 2013, the West Virginia Jobs Investment Trust Board approved an additional deferral of principal and interest until May 15, 2013. An executive member of the West Virginia Jobs Investment Trust Board is a board member of the Company.

8)      Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board
In April 2012, the Company issued a 3-month note in the amount of $400,000 from the West Virginia Jobs Investment Trust Board. The note bears interest at 10% providing for monthly interest-only payments starting May 2012 through June 2012, then final interest and principal payments due July 2012. The note includes a stock warrant for 88,889 shares (see Note 9, Stock Warrants). On June 18, 2012, the West Virginia Jobs Investment Trust Board signed an addendum to the note agreeing to extend the maturity date by 90 days to October 15, 2012. As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Jobs Investment Trust Board approved an extension of the Company’s interest payments and principal repayment until January 15, 2013. On March 11, 2013, the West Virginia Jobs Investment Trust Board approved an additional deferral of principal and interest until May 15, 2013 and reduced the price of converting into common shares to $0.50 per share. An executive member of the West Virginia Jobs Investment Trust Board is a board member of the Company.

9)      Convertible Promissory Note Payable to the West Virginia High Technology Consortium Foundation
In May 2012, the Company issued a 30-month note in the amount of $200,000 from the West Virginia High Technology Consortium Foundation. The note bears interest at 8% providing for 25 monthly principal and interest payments of $9,001 starting December 2012 through November 2014, then final interest and principal payments due December 2014. The note is secured by 50% of equipment costing $447,320.

10)   Note Payable to the West Virginia Economic Development Authority
In June 2012, the Company issued a 10-year note in the amount of $200,000 from the West Virginia Economic Development Authority. The note bears interest at 2% providing for 120 monthly principal and interest payments of $1,840 through June 2022, at which time the note is due and payable. The note is secured by 50% of equipment costing $447,320. As of December 31, 2012, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Economic Development Authority approved a deferral of principal and interest until January 31, 2013. On March 8, 2013, the West Virginia Economic Development Authority approved an additional deferral of principal and interest until March 31, 2013.

11)   Capital Leases
From time to time, in the normal course of business, the Company enters into capital leases to finance equipment. As of December 31, 2012, the Company had four capital lease obligations outstanding with imputed interest rates ranging from 2.9% to 8.0%. The leases require 36 monthly payments and begin to expire in March 2013 through May 2015. These leases are secured by equipment with an aggregate cost of $560,195. As of December 31, 2012, the Company was in arrears on all four capital leases.

Total debts outstanding are as follows:

		December 31, 2012	December 31, 2011
1)	Note Payable to the WV Development Office	$258,497	$312,343
2)	Note Payable to Finance Company	-	3,343
3)	Note Payable to the WVEDA	179,728	192,559
4)	Note Payable to the WVIJDC	177,894	190,974
5)	Note Payable to the WVEDA	756,217	802,916
6)	Note Payable to the WVIJDC	768,259	814,652
7)	Note Payable to the WVJITB	275,045	-
8)	Note Payable to the WVJITB	400,000	-
9)	Note Payable to the WVHTCF	191,373	-
10)	Note Payable to the WVEDA	196,983	-
11)	Capital leases	253,519	271,050
	Total	3,457,515	2,587,837
	Less: current portion	(1,374,489)	(398,383)
	Long-term portion	$2,083,026	$2,189,454

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2012 (payment in arrears)	$153,346
2013	1,221,143
2014	504,915
2015	287,768
2016	253,577
2017	262,002
2018 & Thereafter	774,764
Total	$3,457,515